Short-Term and Long-Term Borrowings (Details) - Schedule of short-term borrowings	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 11,888,662	$ 33,459,043	¥ 84,570,000	¥ 215,519,000
Agricultural Bank [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 984,044		¥ 7,000,000
Issuance date	Nov. 12, 2021
Expiration date	Nov. 11, 2022
Interest rate percentage	4.35%		4.35%
Agricultural Bank 1 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,404,372		¥ 9,990,000
Issuance date	Nov. 23, 2021
Expiration date	Nov. 22, 2022
Interest rate percentage	4.35%		4.35%
Agricultural Bank 2 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,335,489		¥ 9,500,000
Issuance date	Dec. 01, 2021
Expiration date	Nov. 25, 2022
Interest rate percentage	4.35%		4.35%
Agricultural Bank 3 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 801,293		¥ 5,700,000
Issuance date	Dec. 23, 2021
Expiration date	Dec. 22, 2022
Interest rate percentage	4.30%		4.30%
Agricultural Bank 4 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,404,372		¥ 9,990,000
Issuance date	Dec. 29, 2021
Expiration date	Dec. 10, 2022
Interest rate percentage	4.35%		4.35%
Agricultural Bank 5 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 702,889		¥ 5,000,000
Issuance date	Jan. 06, 2022
Expiration date	Jan. 04, 2023
Interest rate percentage	4.35%		4.35%
Agricultural Bank 6 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,180,853		¥ 8,400,000
Issuance date	Mar. 07, 2022
Expiration date	Mar. 02, 2023
Interest rate percentage	4.35%		4.35%
Agricultural Bank 7 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,404,372		¥ 9,990,000
Issuance date	Aug. 05, 2022
Expiration date	Aug. 03, 2023
Interest rate percentage	4.30%		4.30%
Hua Xia Bank [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 70,289		¥ 500,000
Issuance date	Jan. 28, 2022
Expiration date	Jan. 15, 2023
Interest rate percentage	4.65%		4.65%
Hua Xia Bank 1 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,265,200		¥ 9,000,000
Issuance date	Apr. 26, 2022
Expiration date	Apr. 15, 2023
Interest rate percentage	4.65%		4.65%
Hua Xia Bank 2 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount	$ 1,335,489		¥ 9,500,000
Issuance date	May 24, 2022
Expiration date	May 11, 2023
Interest rate percentage	4.65%		4.65%
CITIC Bank [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 698,388		¥ 4,500,000
Issuance date		Oct. 10, 2020
Expiration date		Oct. 09, 2021
Interest rate percentage		5.00%		5.00%
CITIC Bank 1 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,008,783		¥ 6,500,000
Issuance date		Oct. 15, 2020
Expiration date		Oct. 14, 2021
Interest rate percentage		5.00%		5.00%
CITIC Bank 2 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 620,790		¥ 4,000,000
Issuance date		Oct. 15, 2020
Expiration date		Oct. 26, 2021
Interest rate percentage		5.00%		5.00%
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,550,424		¥ 9,990,000
Issuance date		Oct. 28, 2020
Expiration date		Oct. 27, 2021
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 1 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 775,988		¥ 5,000,000
Issuance date		Nov. 04, 2020
Expiration date		Nov. 03, 2021
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 2 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,086,382		¥ 7,000,000
Issuance date		Nov. 18, 2020
Expiration date		Nov. 17, 2021
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 3 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,550,424		¥ 9,990,000
Issuance date		Nov. 30, 2020
Expiration date		Nov. 29, 2021
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 4 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,474,376		¥ 9,500,000
Issuance date		Dec. 21, 2020
Expiration date		Dec. 03, 2021
Interest rate percentage		4.75%		4.75%
Bank of China [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,170,190		¥ 7,540,000
Issuance date		Dec. 31, 2020
Expiration date		Dec. 27, 2021
Agricultural Bank of China 5 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 884,626		¥ 5,700,000
Issuance date		Jan. 07, 2021
Expiration date		Jan. 06, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 6 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,550,424		¥ 9,990,000
Issuance date		Jan. 15, 2021
Expiration date		Jan. 14, 2022
Interest rate percentage		4.75%		4.75%
Bank of China 1 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,199,677		¥ 7,730,000
Issuance date		Jan. 11, 2021
Expiration date		Jan. 05, 2022
Agricultural Bank of China 7 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 620,790		¥ 4,000,000
Issuance date		Feb. 03, 2021
Expiration date		Feb. 01, 2022
Interest rate percentage		5.15%		5.15%
Agricultural Bank of China 8 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 774,436		¥ 4,990,000
Issuance date		Mar. 04, 2021
Expiration date		Mar. 02, 2022
Interest rate percentage		5.15%		5.15%
Agricultural Bank of China 9 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,550,424		¥ 9,990,000
Issuance date		Mar. 12, 2021
Expiration date		Mar. 10, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 10 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 775,988		¥ 5,000,000
Issuance date		Mar. 17, 2021
Expiration date		Jan. 15, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 11 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 529,224		¥ 3,410,000
Issuance date		Mar. 17, 2021
Expiration date		Mar. 14, 2022
Interest rate percentage		4.75%		4.75%
Zheshang Bank [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,769,252		¥ 11,400,000
Issuance date		Apr. 15, 2021
Expiration date		Apr. 13, 2022
Zheshang Bank 1 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,086,383		¥ 7,000,000
Issuance date		May 10, 2021
Expiration date		Nov. 10, 2021
Interest rate percentage		5.20%		5.20%
Zheshang Bank 2 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 775,988		¥ 5,000,000
Issuance date		May 18, 2021
Expiration date		Nov. 18, 2021
Interest rate percentage		5.20%		5.20%
Zheshang Bank 3 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 853,587		¥ 5,500,000
Issuance date		May 20, 2021
Expiration date		Nov. 20, 2021
Interest rate percentage		5.20%		5.20%
Agricultural Bank of China 12 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 775,988		¥ 5,000,000
Issuance date		May 27, 2021
Expiration date		Nov. 27, 2021
Interest rate percentage		5.20%		5.20%
Agricultural Bank of China 13 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 698,389		¥ 4,500,000
Issuance date		Jun. 09, 2021
Expiration date		Jun. 02, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 14 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,550,424		¥ 9,990,000
Issuance date		Jun. 18, 2021
Expiration date		Jun. 17, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 15 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 713,909		¥ 4,600,000
Issuance date		Jul. 22, 2021
Expiration date		Jul. 19, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 16 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,536,456		¥ 9,900,000
Issuance date		Jul. 28, 2021
Expiration date		Jul. 27, 2022
Interest rate percentage		4.75%		4.75%
Agricultural Bank of China 17 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 79,151		¥ 510,000
Issuance date		Jul. 28, 2021
Expiration date		Jul. 21, 2022
Interest rate percentage		4.75%		4.75%
Zheshang Bank 4 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,536,456		¥ 9,900,000
Issuance date		Sep. 15, 2021
Expiration date		Sep. 14, 2022
Interest rate percentage		4.60%		4.60%
Agricultural Bank of China 18 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,163,982		¥ 7,500,000
Issuance date		Sep. 07, 2021
Expiration date		Mar. 07, 2022
Interest rate percentage		5.20%		5.20%
Agricultural Bank of China 19 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,548,872		¥ 9,980,000
Issuance date		Sep. 23, 2021
Expiration date		Sep. 22, 2022
Interest rate percentage		4.60%		4.60%
Agricultural Bank of China 20 [Member]
Short-Term Debt [Line Items]
Short-term borrowings amount		$ 1,548,872		¥ 9,980,000
Issuance date		Sep. 30, 2021
Expiration date		Sep. 27, 2022
Interest rate percentage		4.60%		4.60%